Mineral resource exploration and evaluation expenditure	12 Months Ended
Dec. 31, 2018
Disclosure of exploration and evaluation assets [abstract] [Abstract]
Disclosure of exploration and evaluation assets [text block]
Note 24	Mineral resource exploration and evaluation expenditure

Given the nature of operations of the Sociedad Química y Minera de Chile S.A. and Subsidiaries and the type of exploration it undertakes, disbursements for exploration can be found in 4 stages: Implementation, economically feasible, not economically feasible and in exploitation:
1.
Implementation:
Disbursements for prospecting under implementation and therefore prior to determination of economic feasibility, are classified in the caption of Non-Current Assets, found in Works in Progress for Properties, Plant and Equipment, which include, exploration of caliche, and brine from the Salar de Atacama (these processes are generally developed over a one-year period), both totaling ThUS$8,355 in this caption, as of December 31, 2018, and ThUS$8,942 as of December 31, 2017. For Mt Holland, exploration disbursements fall under Other Non-Current Non-Financial Assets and correspond to ThUS$11,298 as of December 31, 2018. As of December 31, 2017 there were no disbursements for this concept.

2.
Economically feasible
: Prospecting disbursements corresponding to caliche exploration, wherein the study concluded that its economic feasibility is viable, are classified under Non-Current Assets in Other Non-current Financial Assets. The balance as of December 31, 2018, is ThUS$5,099 and as of December 31, 2017, it is ThUS$12,530.

For the exploration of the Salar de Atacama, the associated assets correspond to wells that can be used both in monitoring and exploitation of the Salar. Therefore, once the studies are concluded, these are classified as Non-current Assets in Properties, Plants and Equipment, assigning them a technical useful life of 10 years.

3.
Not economically feasible
: Prospecting disbursements, once finalized and concluded to be not economically feasible, will be charged to profit and loss. As of December 31, 2018 and December 31, 2017, there is no existing disbursement for this item.

4.
In Exploitation:
Caliche exploration disbursements that are found in this area are amortized based on the material exploited. The portion that is exploited in the following 12 months is presented as current assets in the inventories. As of December 31, 2018, the amount is ThUS$2,028 and the balance as of December 31, 2017 for this concept is ThUS$521. The portion that will be amortized in the following years is classified as non-current assets under Other Non-current Assets. As of December 31, 2018, there is a balance of ThUS$9,791 for this concept, and as of December 31, 2017, the balance is ThUS$5,191.

Disbursements corresponding to metal exploration are charged to profit or loss in the period in which they are incurred.